Consolidated Balance Sheets (Holmdel Pharmaceuticals, LP) (Holmdel Pharmaceuticals, LP, USD $)	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 63,379	$ 947,016
Royalties receivable - related party	2,473,063
Related party receivable	1,500
Prepaid expenses and other current assets	3,649	443,549
Total current assets	2,541,591	1,390,565
Intangible asset, net	11,197,799	12,640,000
Total assets	13,739,390	14,030,565
Current liabilities:
Accrued expenses		162,096
Due to GlaxoSmithKline LLC		220,549
Distributions payable to partners	2,349,397
Total current liabilities	2,349,397	382,645
PARTNERS' EQUITY:
General partner's interest	1,140	1,365
Limited partners' interest	11,388,853	13,646,555
Total partners' equity	11,389,993	13,647,920
Total liabilities and stockholders' equity	$ 13,739,390	$ 14,030,565